Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000064595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	5.49%	3.01%	3.35%
C000064596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.00%	3.45%	3.19%
C000148174
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000064597
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000064598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000064595
Average Annual Return [Line Items]
Average Annual Return, Percent	11.93%	4.24%	3.97%
Without Sales Load [Member] | C000064596
Average Annual Return [Line Items]
Average Annual Return, Percent	11.00%	3.45%	3.19%
Without Sales Load [Member] | C000148174
Average Annual Return [Line Items]
Average Annual Return, Percent	12.10%	4.51%	4.27%
Without Sales Load [Member] | C000064597
Average Annual Return [Line Items]
Average Annual Return, Percent	11.99%	4.38%	4.14%
Without Sales Load [Member] | C000064598
Average Annual Return [Line Items]
Average Annual Return, Percent	12.19%	4.50%	4.24%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
DWS Index: MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.67%	11.17%	9.95%
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%	3.65%	4.69%
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%	3.65%	4.69%
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%	3.65%	4.69%
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%	3.65%	4.69%
DWS Index: Dow Jones Brookfield Global Infrastructure Index
Average Annual Return [Line Items]
Average Annual Return, Percent	9.93%	3.65%	4.69%